Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Carrying Amounts and Fair Values of the Financial Instruments (Details) - MYR (RM)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Assets
Financial assets, at fair value through profit or loss		RM 72,793	RM 72,295
Financial assets, at fair value through other comprehensive income	RM 127,618,662	38,368,829	12,819,747
Liabilities
Warrant liabilities	148,887	1,964,335
Fair value [Member]
Assets
Financial assets, at fair value through profit or loss		72,793	72,295
Financial assets, at fair value through other comprehensive income	127,618,662	38,368,829	12,819,747
Liabilities
Warrant liabilities	RM 148,887	RM 1,964,335